Segments and Geographical Information	12 Months Ended
Dec. 31, 2023
Segments and Geographical Information
Segments and Geographical Information

13.Segments and Geographical Information

The Company operates in one segment. Revenue information by geographic region is presented in Note 1 to these consolidated financial statements. Long-lived assets by geographic region for the years ended December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022
United States	$930	$1,295
South Korea	1,363	626
Total long-lived assets	$2,293	$1,921